MAY 2, 2016
Summary Prospectus
Funds For Institutions Series
►	BlackRock Select Treasury Strategies Institutional Fund
MLSXX
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/cash/regulatory. You can also get this information at no cost by calling (800) 626-1960 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated May 2, 2016, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.
This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Select Treasury Strategies Institutional Fund
Investment Objective

The investment objective of BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund” or the “Fund”) (formerly known as “BlackRock Select Government Institutional Fund”), a series of Funds For Institutions Series, is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Select Treasury Strategies Institutional Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee[1]		0.05%
Other Expenses		0.15%
Administration Fees	0.13%
Miscellaneous Other Expenses	0.02%
Total Annual Fund Operating Expenses		0.20%
Fee Waivers and/or Expense Reimbursements[2]		(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.18%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Select Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund’s share of expenses of Master Treasury Strategies Institutional Portfolio (“Treasury Strategies Institutional Portfolio”) (formerly known as “Master Government Institutional Portfolio”). The management fees are paid by Treasury Strategies Institutional Portfolio.
[2]	Under Select Treasury Strategies Institutional Fund’s administration agreement, in exchange for the administration fee payable by Select Treasury Strategies Institutional Fund, BlackRock Advisors, LLC, as the Fund’s administrator, has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of Treasury Strategies Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of Treasury Strategies Institutional Portfolio, or reduce the administration fee payable by an amount equal to such expenses, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Select Treasury Strategies Institutional Fund	$18	$58	$101	$230

Principal Investment Strategies of the Fund

Select Treasury Strategies Institutional Fund will invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. The Fund invests in securities maturing in 397 days (13 months) or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase
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agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
The Fund is a “feeder” fund that invests all of its assets in Treasury Strategies Institutional Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Treasury Strategies Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Strategies Institutional Portfolio. Where applicable, “Select Treasury Strategies Institutional Fund” or the “Fund” refers also to Treasury Strategies Institutional Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
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■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act. Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments, in addition to U.S. Government securities. Effective May 2, 2016, the Fund further changed its investment strategies in order to limit its investments to cash, U.S. Treasury securities and certain repurchase agreements, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” The information shows you how Select Treasury Strategies Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Select Treasury Strategies Institutional Fund commenced operations on February 4, 2008. Therefore, prior to February 4, 2008, the chart and table for Select Treasury Strategies Institutional Fund are based upon the performance of Treasury Strategies Institutional Fund adjusted to reflect an annual expense ratio of 0.18%. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS
Select Treasury Strategies Institutional Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended March 31, 2014). The year-to-date return as of March 31, 2016 was 0.04%.
As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
Select Treasury Strategies Institutional Fund	0.08%	0.09%	1.43%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.
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Investment Manager

Select Treasury Strategies Institutional Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

To purchase or sell shares of Select Treasury Strategies Institutional Fund you should contact your Financial Intermediary (as defined below) or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail (Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266).
Accounts can be opened with a minimum initial investment of $10,000,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The minimum investment for additional purchases is generally $1,000 for all accounts except that if your account balance in the Fund has fallen below $10,000,000, subsequent purchases of shares of the Fund by you will only be accepted if, after such purchase, your balance will be at least $10,000,000. The Fund will effect orders to purchase and sell shares on every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.
Tax Information

Select Treasury Strategies Institutional Fund will declare a dividend daily from its net investment income, if any. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. The Fund intends to pay dividends, most of which will be taxed as ordinary income, although the Fund may pay capital gains dividends as well.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of Select Treasury Strategies Institutional Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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SPRO-FFIS-SI-0516